Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	¥ 210
Cancelable fixed term maximum lease commitment due, through 2024	57,388
Cancelable fixed term maximum lease commitment due, thereafter	64,222
Rental payments made under cancelable operating lease agreements	17,564	¥ 14,516	¥ 13,849
Payments for computer systems under non-cancelable contracts	7,355	5,922	¥ 5,068
Estimated construction costs	121,647
Total unused credit and capital amount available	375,238
Guarantee Obligations Maximum Exposure	1,059,899	981,379
Guarantee Obligations Current Carrying Value	55,245	51,368
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program	593,062	564,854
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	500,499	488,297
Guarantee Obligations Current Carrying Value	6,707	7,294
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	1,089,000	1,098,000
Guarantee Obligations Current Carrying Value	¥ 2,559	¥ 1,966